Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt
Total debt outstanding	$ 1,665,000	$ 2,028,993
Debt issuance costs	(25,205)	(34,838)
Term Loan Facility, discount	(2,184)	(3,633)
Short-term debt, including current portion of long-term debt	(9,000)	(60,345)
Long-term debt, net of current portion and deferred financing charges	$ 1,628,611	$ 1,930,177
Weighted average interest rate	4.818%	6.259%
Senior Unsecured Notes (2026)
Debt
Effective Interest Rate	4.50%
Total debt outstanding	$ 700,000
Senior Unsecured Notes (2024)
Debt
Effective Interest Rate		7.875%
Total debt outstanding		$ 500,000
Term Loan Facility (2026)
Debt
Effective Interest Rate	5.049%
Total debt outstanding	$ 900,000
Term Loan Facility (2023)
Debt
Effective Interest Rate		5.729%
Total debt outstanding		$ 1,483,993
The Revolving Credit Facility
Debt
Effective Interest Rate	5.049%
Total debt outstanding	$ 65,000
The Revolving Credit Facility
Debt
Effective Interest Rate		5.754%
Total debt outstanding		$ 5,000
The Revolving Credit Facility
Debt
Effective Interest Rate		5.729%
Total debt outstanding		$ 40,000